Income Taxes Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense detail for the Company for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Current:
State and local	$2	$2	$3
Foreign	25	26	24
Total current	27	28	27
Deferred:
Federal	—	1	347
State and local	—	(1)	11
Foreign	7	(6)	(6)
Total deferred	7	(6)	352
Income tax expense	$34	$22	$379

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s combined differences between income taxes computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Income tax benefit computed at federal statutory tax rate	$(8)	$(78)	$(74)
State tax provision, net of federal benefits	1	1	2
Foreign tax rate (benefit) expense differential	(15)	7	12
Foreign source income (loss) subject to U.S. taxation	41	20	(36)
Goodwill impairment	—	—	18
Losses and other expenses not deductible for tax	1	1	1
Increase in the taxes due to changes in valuation allowance	17	66	425
Additional tax expense on foreign unrepatriated earnings	18	8	22
Additional expense (benefit) for uncertain tax positions	3	(3)	42
Tax recognized in other comprehensive income	(1)	—	(2)
Changes in enacted tax laws and tax rates	(23)	—	(31)
Income tax expense	$34	$22	$379

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The domestic and foreign components of the Company’s loss before income taxes for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Domestic	$(242)	$(191)	$13
Foreign	220	(31)	(223)
Total	$(22)	$(222)	$(210)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the Company’s deferred tax assets and liabilities at December 31, 2015 and 2014 is as follows:

	2015	2014
Assets:
Non-pension post-employment	$5	$8
Accrued and other expenses	107	91
Property, plant and equipment	3	3
Loss and credit carryforwards	599	647
Intangibles	6	8
Pension and postretirement benefit liabilities	45	58
Gross deferred tax assets	765	815
Valuation allowance	(611)	(588)
Net deferred tax asset	154	227
Liabilities:
Property, plant and equipment	(108)	(119)
Unrepatriated earnings of foreign subsidiaries	(25)	(73)
Intangible assets	(20)	(25)
Gross deferred tax liabilities	(153)	(217)
Net deferred tax asset	$1	$10
The following table summarizes the presentation of the Company’s net deferred tax asset in the Consolidated Balance Sheets at December 31, 2015 and 2014:

	2015	2014
Assets:
Current deferred income taxes (Other current assets)	$—	$11
Long-term deferred income taxes	13	18
Liabilities:
Long-term deferred income taxes	(12)	(19)
Net deferred tax asset	$1	$10

Summary of Valuation Allowance [Table Text Block]
The following table summarizes the changes in the valuation allowance for the years ended December 31, 2015, 2014 and 2013:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2013	$122	$(29)	$425	$518
Year ended December 31, 2014	518	4	66	588
Year ended December 31, 2015	588	6	17	611

Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at beginning of year	$66	$70
Additions based on tax positions related to the current year	4	7
Additions for tax positions of prior years	2	2
Reductions for tax positions of prior years	(3)	(7)
Settlements	—	(1)
Foreign currency translation	(7)	(5)
Balance at end of year	$62	$66